LEASES - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating Lease Cost	$ 6,077	$ 5,722
Short-term Lease Cost	130	143
Variable Lease Cost	320	319
Sublease Income	(76)	(183)
Total Lease Cost	$ 6,451	$ 6,001